UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin California
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin California Tax-Free Trust
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended December 31, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth persisted in 2021’s
second half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased
during the reporting period due to increased demand for
goods amid supply-chain bottlenecks. Investors became
concerned that new, swiftly spreading COVID-19 variants
could hinder the economic recovery, and growth slowed in
2021’s third quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets.
However, the Federal Reserve began decreasing its asset
purchases in November and accelerated its tapering in
December, while reiterating its intention to delay interest
rate increases until reaching its goal of maximum U.S.
employment.
During the six-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a +0.45%
cumulative total return as investors were attracted to tax-
free income in a stable interest-rate environment.
1
Factors
contributing to this investment environment for municipals
included fluctuating demand, the reopening of businesses
and increased consumer spending that benefited municipal
security issuers, and actions by the Federal Reserve to help maintain a low interest-rate environment.
Franklin California Intermediate-Term Tax-Free Income
Fund’s semiannual report includes more detail about
municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton.com , you can find updated commentary
by our municipal bond team. Municipal bonds provide
tax-free income and diversification from equities. Despite
periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding tax-free income component. As you know,
all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California Intermediate-Term Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin California Intermediate-Term
Tax-Free Income Fund 3
Performance Summary 5
Your Fund’s Expenses 7
Financial Highlights and Statement of Investments 8
Financial Statements 30
Notes to Financial Statements 34
Shareholder Information 42
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMI ANNUAL REPORT
Franklin California Intermediate-Term Tax-Free Income
Fund
This semiannual report for Franklin California Intermediate-
Term Tax-Free Income Fund covers the period ended
December 3 1 , 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and California personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a
dollar-weighted average portfolio maturity of three to 10
years and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S.
nationally recognized rating services or unrated or short-term rated securities of comparable credit quality. The Fund may
invest in insured municipal securities, which are covered
by insurance policies that guarantee the timely payment of
principal and interest.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.16 on June 30, 2021, to $12.04
on December 31, 2021. The Fund’s Class A shares paid
dividends totaling 11.9662 cents per share for the reporting period.
2
The Performance Summary beginning on page 5
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.11%, based on
an annualization of December’s 2.1690 cents per share
dividend and the maximum offering price of $12.32 on
December 31, 2021. An investor in the 2021 maximum
combined effective federal and California personal income
tax bracket of 53.10% (including 3.80% Medicare tax)
would need to earn a distribution rate of 0.71% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the six months ending December 31, 2021,
COVID-19 and its variants continued to be the main driver
of market forces. The summer 2021 case surge due to the
Delta variant of the virus waned over the period, allowing for more governments and businesses to relax social distancing
orders and reopen. Delta, however, was replaced by a
new, more contagious Omicron variant that arrived in late
November 2021, which led to record numbers of cases,
even among vaccinated individuals. Although the number of
seriously ill was not as high as previous peaks, an impact
was still seen in consumer behavior, including reduced travel plans around the holiday season, potentially forestalling
further economic recovery.
Strong demand pushed ratios of 30-year municipal bonds
(munis) versus U.S. Treasury (UST) yields in June 2021
to all-time lows. Although these—and ratios for other
maturities—have since increased, they remain at historically rich levels. Muni issuer fundamentals remained strong as
they have benefited from direct fiscal support from the U.S.
government and the reopening of businesses, leading to
increased consumer spending.
For the six-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index (S&P 500
®
), which posted a
+11.67% total return for the period.
3
Investment-grade munis,
as measured by the Bloomberg Municipal Bond Index,
posted a +0.45% total return, while USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a +0.26% total
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
13
.

Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
+0.23% total return.
3
State Update
During the six-month period, California’s large, diverse
economy, with its recent trend of strong revenue
performance, and the use of surplus funds to build reserves, has enabled the state to deal with economic and fiscal
challenges due to COVID-19. California’s unemployment
rate began the period at 7.7% and ended at 6.5%, compared
with the 3.9% national rate. The State’s enacted fiscal year
(FY) 2021 budget provided increased spending, including
tax rebates for low-income families, while maintaining
strong reserves as a result of the significant FY 2020
budget surplus, which was in contrast to the estimated
budget shortfall estimated a year ago. California’s net tax-
supported debt was $2,144 per capita and 3.0% of personal
income, compared with the $1,039 and 1.9% national
medians, respectively.
4
Independent credit rating agency
Moody’s Investors Service assigned California’s general
obligations bonds’ an Aa2 rating with a stable outlook.
5
The rating reflected Moody’s view of the state’s large and
diverse economy, strong revenue collection throughout the
pandemic, and use of surpluses to build reserves. Moody’s
noted challenges, including high revenue volatility given
the state’s disproportionate dependence on income taxes,
constrained flexibility to adjust spending and revenue, and
relatively high debt and recurring costs.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Consistent with our strategy, we sought to remain invested
in bonds that maintain an average weighted maturity of three to 10 years. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California Intermediate-Term Tax-Free Income Fund. We
look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
12/31/21
% of Total
Investments*
Utilities 18.26%
Transportation 12.89%
Special Tax 12.08%
Refunded 11.69%
Local 8.09%
Education 7.50%
Housing 7.44%
Health Care 7.34%
State General Obligation 6.82%
Lease 3.82%
Industrial Dev. Revenue and Pollution Control 2.62%
Other Revenue Bonds 1.45%
*
Does not include cash and cash equivalents.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21
.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of December 31, 2021
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month +0.08% -2.17%
1-Year +0.66% -1.60%
5-Year +14.86% +2.34%
10-Year +33.44% +2.69%
Advisor
6-Month +0.21% +0.21%
1-Year +0.83% +0.83%
5-Year +15.86% +2.99%
10-Year +35.38% +3.08%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.11% 4.50% 0.71% 0.60% 1.51% 1.28%
Advisor 2.43% 5.18% 0.97% 0.86% 2.07% 1.83%
See page 6 for Performance Summary footnotes.

Franklin California Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issue, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 10/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Advisor Class) per share on 12/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(7/1/21–12/31/21)
Share Class
Net Investment
Income
A $0.119662
A1 $0.129004
C $0.095115
R6 $0.136844
Advisor $0.135142
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.74% 0.80%
Advisor 0.49% 0.55%

Your Fund’s Expenses
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,000.80 $3.64 $1,021.57 $3.68 0.72%
A1 $1,000 $1,001.60 $2.88 $1,022.33 $2.91 0.57%
C $1,000 $998.80 $5.64 $1,019.56 $5.70 1.12%
R6 $1,000 $1,002.30 $2.23 $1,022.98 $2.25 0.44%
Advisor $1,000 $1,002.10 $2.37 $1,022.84 $2.40 0.47%

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a
Six Months
Ended
December
31, 2021
(unaudited)
Year Ended June 30,
Year Ended
June 30, 2019
a
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.16 $12.09 $12.05 $11.76
Income from investment operations
b
:
Net investment income
c
...................................... 0.12 0.25 0.27 0.25
Net realized and unrealized gains (losses) ........................ (0.12) 0.07 0.04 0.30
Total from investment operations ................................. — 0.32 0.31 0.55
Less distributions from:
Net investment income ....................................... (0.12) (0.25) (0.27) (0.26)
Net asset value, end of period ................................... $12.04 $12.16 $12.09 $12.05
Total return
d
................................................ 0.08% 2.68% 2.63% 4.76%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.79% 0.79% 0.81% 0.80%
Expenses net of waiver and payments by affiliates
f
................... 0.72% 0.74% 0.74% 0.74%
Net investment income ........................................ 1.95% 2.05% 2.26% 2.58%
Supplemental data
Net assets, end of period (000’s) ................................. $405,856 $365,239 $226,216 $96,795
Portfolio turnover rate ......................................... 6.33% 9.20% 18.85% 15.26%
0
a
For the period September 10, 2018 (effective date) to June 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a
Six Months
Ended
December
31, 2021
(unaudited)
Year Ended June 30,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.15 $12.08 $12.04 $11.80 $12.03 $12.50
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.27 0.29 0.32 0.33 0.32
Net realized and unrealized gains (losses) (0.11) 0.07 0.04 0.26 (0.24) (0.47)
Total from investment operations ........ 0.02 0.34 0.33 0.58 0.09 (0.15)
Less distributions from:
Net investment income .............. (0.13) (0.27) (0.29) (0.34) (0.32) (0.32)
Net asset value, end of period .......... $12.04 $12.15 $12.08 $12.04 $11.80 $12.03
Total return
c
....................... 0.16% 2.84% 2.79% 4.98% 0.78% (1.18)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.64% 0.65% 0.66% 0.65% 0.64% 0.63%
Expenses net of waiver and payments by
affiliates .......................... 0.57%
e
0.59%
e
0.59%
e
0.59%
e
0.61%
e
0.63%
Net investment income ............... 2.10% 2.22% 2.42% 2.73% 2.74% 2.68%
Supplemental data
Net assets, end of period (000’s) ........ $635,380 $668,093 $710,743 $761,434 $846,856 $908,564
Portfolio turnover rate ................ 6.33% 9.20% 18.85% 15.26% 3.32% 21.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a
Six Months
Ended
December
31, 2021
(unaudited)
Year Ended June 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.20 $12.13 $12.09 $11.85 $12.08 $12.55
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.20 0.23 0.26 0.26 0.26
Net realized and unrealized gains (losses) (0.10) 0.07 0.04 0.25 (0.23) (0.48)
Total from investment operations ........ (0.01) 0.27 0.27 0.51 0.03 (0.22)
Less distributions from:
Net investment income .............. (0.10) (0.20) (0.23) (0.27) (0.26) (0.25)
Net asset value, end of period .......... $12.09 $12.20 $12.13 $12.09 $11.85 $12.08
Total return
c
....................... (0.12)% 2.26% 2.22% 4.39% 0.22% (1.72)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.20% 1.21% 1.20% 1.19% 1.18%
Expenses net of waiver and payments by
affiliates .......................... 1.12%
e
1.14%
e
1.14%
e
1.14%
e
1.16%
e
1.18%
Net investment income ............... 1.55% 1.66% 1.87% 2.18% 2.19% 2.13%
Supplemental data
Net assets, end of period (000’s) ........ $72,559 $101,559 $139,835 $170,241 $221,016 $252,254
Portfolio turnover rate ................ 6.33% 9.20% 18.85% 15.26% 3.32% 21.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a
Six Months
Ended
December
31, 2021
(unaudited)
Year Ended June 30,
Year Ended
June 30, 2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $12.18 $12.12 $12.07 $11.83 $12.12
Income from investment operations
b
:
Net investment income
c
......................... 0.14 0.28 0.31 0.34 0.32
Net realized and unrealized gains (losses) ........... (0.11) 0.07 0.05 0.25 (0.30)
Total from investment operations .................... 0.03 0.35 0.36 0.59 0.02
Less distributions from:
Net investment income .......................... (0.14) (0.29) (0.31) (0.35) (0.31)
Net asset value, end of period ...................... $12.07 $12.18 $12.12 $12.07 $11.83
Total return
d
................................... 0.23% 2.88% 3.00% 5.09% 0.16%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.52% 0.51% 0.53% 0.53% 0.52%
Expenses net of waiver and payments by affiliates
f
...... 0.44% 0.45% 0.46% 0.46% 0.49%
Net investment income ........................... 2.22% 2.33% 2.55% 2.87% 2.86%
Supplemental data
Net assets, end of period (000’s) .................... $37,335 $28,080 $19,007 $16,310 $12,773
Portfolio turnover rate ............................ 6.33% 9.20% 18.85% 15.26% 3.32%
a
For the period August 1, 2017 (effective date) to June 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a
Six Months
Ended
December
31, 2021
(unaudited)
Year Ended June 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.18 $12.12 $12.08 $11.83 $12.06 $12.53
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.28 0.30 0.34 0.34 0.34
Net realized and unrealized gains (losses) (0.10) 0.06 0.04 0.26 (0.23) (0.48)
Total from investment operations ........ 0.03 0.34 0.34 0.60 0.11 (0.14)
Less distributions from:
Net investment income .............. (0.14) (0.28) (0.30) (0.35) (0.34) (0.33)
Net asset value, end of period .......... $12.07 $12.18 $12.12 $12.08 $11.83 $12.06
Total return
c
....................... 0.21% 2.85% 2.89% 5.15% 0.88% (1.08)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.55% 0.56% 0.55% 0.54% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.47%
e
0.49%
e
0.49%
e
0.49%
e
0.51%
e
0.53%
Net investment income ............... 2.20% 2.31% 2.52% 2.83% 2.84% 2.78%
Supplemental data
Net assets, end of period (000’s) ........ $709,707 $716,600 $637,015 $592,893 $600,698 $639,716
Portfolio turnover rate ................ 6.33% 9.20% 18.85% 15.26% 3.32% 21.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Statement of Investments (unaudited), December 31, 2021
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
California 96.9%
ABAG Finance Authority for Nonprofit Corp. ,
Jackson Laboratory (The), Revenue, 2012, ETM, 5%, 7/01/22 ................ $ 820,000 $ 839,586
Jackson Laboratory (The), Revenue, 2012, Pre-Refunded, 5%, 7/01/23 ......... 460,000 470,987
Jackson Laboratory (The), Revenue, 2012, Pre-Refunded, 5%, 7/01/24 ......... 1,000,000 1,023,885
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/23 ........................................................ 1,000,000 1,057,013
Odd Fellows Home of California, Revenue, 2012 A, California Mortgage Insured, 5%,
4/01/24 ........................................................ 1,000,000 1,056,714
Align Affordable Housing Bond Fund LP ,
a
Breezewood 2019 LP, Revenue, 144A, 2020-3 TR, A, 2.625%, 8/01/25 .......... 14,300,000 14,307,148
Parkwood Apartments, 2021-1, 2.25%, 8/01/31 ........................... 11,250,000 11,179,705
Antelope Valley Community College District , GO , 2014 A , Pre-Refunded , 5% , 8/01/25
4,210,000 4,716,748
Bay Area Toll Authority , Revenue , 2012 F-1 , 5% , 4/01/22 ......................
15,000,000 15,177,910
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 500,700
b
California Community Choice Financing Authority , Revenue , 2021 B-2 , Mandatory Put ,
0.55% , ( SIFMA Municipal Swap Index + 0.45% ), 8/01/31 .................... 25,000,000 24,774,398
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 2,049,071
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 700,990
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 3,539,951
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,856,982
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,529,480
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/34 ..................... 340,000 408,817
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/35 ..................... 400,000 479,890
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/36 ..................... 615,000 735,367
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/37 ..................... 660,000 786,845
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/38 ..................... 615,000 731,416
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/39 ..................... 600,000 711,763
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/40 ..................... 615,000 727,977
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/29 250,000 320,074
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 1,065,000 1,399,701
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 411,610
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 394,363
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 319,099
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 509,749
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 555,217
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 295,711
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 326,693
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 390,720
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 442,988
California Educational Facilities Authority ,
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/29 ............. 1,020,000 1,227,527
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/32 ............. 1,235,000 1,471,332
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/33 ............. 1,000,000 1,188,819
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/34 ............. 1,750,000 2,077,173
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/35 ............. 1,500,000 1,777,466
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/36 ............. 2,000,000 2,368,640
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/37 ............. 2,000,000 2,366,464
University of San Francisco, Revenue, 2018 A, 5%, 10/01/37 ................. 1,365,000 1,681,494
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/22 .. 120,000 123,174

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Enterprise Development Authority, (continued)
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/24 .. $ 230,000 $ 254,944
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/26 .. 540,000 636,619
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/28 .. 615,000 756,641
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/30 .. 250,000 318,542
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/35 .. 450,000 560,704
California Health Facilities Financing Authority ,
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/30 .............................................. 1,825,000 2,075,948
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6%, 2/01/24 ... 2,000,000 2,008,597
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,501,834
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016 A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 4,174,288
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/35 ........................................................ 1,650,000 1,977,464
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,447,722
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/37 ........................................................ 1,330,000 1,589,568
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,544,356
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 2,980,097
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,513,051
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,451,931
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,114,462
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,329,571 6,142,704
Lakeside Drive Senior Housing LP, Revenue, 2019 N, FNMA Insured, 2.35%,
12/01/35 ....................................................... 9,586,112 9,824,662
California Infrastructure & Economic Development Bank ,
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/32 ........................... 2,915,000 3,416,021
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 2,000,000 2,588,952
California Municipal Finance Authority ,
a,b
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,830,642
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 620,208
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,621,261
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/31 ............... 1,000,000 1,194,737
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,273,577
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,187,455
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,233,521
California Institute of the Arts, Revenue, 2021, 4%, 10/01/32 ................. 120,000 145,300
California Institute of the Arts, Revenue, 2021, 4%, 10/01/33 ................. 120,000 144,465
California Institute of the Arts, Revenue, 2021, 4%, 10/01/34 ................. 155,000 185,472
California Institute of the Arts, Revenue, 2021, 4%, 10/01/35 ................. 160,000 191,009
California Institute of the Arts, Revenue, 2021, 4%, 10/01/36 ................. 185,000 220,619
California Institute of the Arts, Revenue, 2021, 4%, 10/01/37 ................. 170,000 202,418
California Institute of the Arts, Revenue, 2021, 3%, 10/01/41 ................. 960,000 1,024,178
Caritas Corp. (The), Revenue, 2021 B, Refunding, 3%, 8/15/31 ............... 120,000 121,175
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/41 ............... 590,000 630,974
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 540,000 564,132
a
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 3,375,000 3,699,265
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/38 ................ 1,300,000 1,545,566
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/39 ................ 2,395,000 2,841,498
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/40 ................ 1,500,000 1,775,118

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/41 ................ $ 1,050,000 $ 1,240,632
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,246,095
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/34 ........................ 3,120,000 3,856,708
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,430,000 1,761,756
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/37 ........................ 2,260,000 2,767,618
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,000,000 1,221,343
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/26 ............................................ 2,010,000 2,289,112
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/28 ............................................ 1,500,000 1,708,292
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,277,724
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,365,930
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/27 ............................................ 1,750,000 2,120,972
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/28 ............................................ 2,250,000 2,711,141
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/29 ............................................ 2,140,000 2,575,860
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/30 ............................................ 2,000,000 2,403,197
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/31 ............................................ 2,700,000 3,241,498
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/32 ............................................ 2,200,000 2,637,360
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/33 ............................................ 3,500,000 4,192,672
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,983,452
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/35 ............................................ 5,000,000 5,975,934
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,741,125
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,387,737
Concordia University Irvine, Revenue, 2021, 4%, 1/01/22 .................... 200,000 200,000
Concordia University Irvine, Revenue, 2021, 4%, 1/01/23 .................... 200,000 207,156
Concordia University Irvine, Revenue, 2021, 4%, 1/01/24 .................... 300,000 320,447
Concordia University Irvine, Revenue, 2021, 4%, 1/01/25 .................... 300,000 329,456
Concordia University Irvine, Revenue, 2021, 4%, 1/01/26 .................... 250,000 281,096
Concordia University Irvine, Revenue, 2021, 4%, 1/01/27 .................... 350,000 401,630
Concordia University Irvine, Revenue, 2021, 4%, 1/01/28 .................... 250,000 291,375
Concordia University Irvine, Revenue, 2021, 4%, 1/01/29 .................... 350,000 414,053
Concordia University Irvine, Revenue, 2021, 4%, 1/01/30 .................... 400,000 479,763
Concordia University Irvine, Revenue, 2021, 4%, 1/01/31 .................... 350,000 424,664
Concordia University Irvine, Revenue, 2021, 4%, 1/01/32 .................... 250,000 301,850
Concordia University Irvine, Revenue, 2021, 4%, 1/01/33 .................... 300,000 360,915
Concordia University Irvine, Revenue, 2021, 4%, 1/01/34 .................... 300,000 359,480
Concordia University Irvine, Revenue, 2021, 4%, 1/01/35 .................... 400,000 477,886
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,264,441
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 1,100,000 1,341,423
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/39 ....................................................... 1,245,000 1,490,451
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/23 ... 1,580,000 1,687,208
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,111,053

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... $ 6,625,000 $ 7,572,129
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 6/30/26 1,000,000 1,176,079
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,500,000 6,549,042
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 21,100,000 25,119,666
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,144,134
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 1,055,349
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,516,695
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,631,455
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,174,912
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,563,109
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,465,084
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/36 .. 4,620,000 5,403,235
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,536,231
Pilgrim Place in Claremont, Revenue, 2016 A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 3,342,957
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,730,000 4,022,645
System Management Group, Revenue, 2019 A, 5%, 4/01/35 ................. 1,780,000 2,202,654
System Management Group, Revenue, 2019 A, 5%, 4/01/37 ................. 2,945,000 3,630,342
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/31 ............. 1,000,000 1,206,097
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/32 ............. 1,000,000 1,205,139
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/33 ............. 1,010,000 1,216,331
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/35 ............. 1,440,000 1,730,987
a
California Pollution Control Financing Authority ,
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/22 . 855,000 874,771
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/29 . 4,350,000 5,256,457
California Public Finance Authority ,
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/22 ....................................................... 245,000 251,580
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/23 ....................................................... 285,000 301,775
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/24 ....................................................... 380,000 413,686
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/25 ....................................................... 400,000 446,405
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/26 ....................................................... 420,000 479,034
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/27 ....................................................... 400,000 464,595
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
10/15/28 ....................................................... 360,000 425,037
b
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2021 B, Mandatory Put,
4%, 10/15/31 ................................................... 690,000 834,959
a
California School Finance Authority ,
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 350,599
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 382,876
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/24 100,000 110,167
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/25 105,000 119,367
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/26 110,000 128,588
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/27 100,000 119,958
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/28 100,000 122,361
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/29 100,000 124,770
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/30 100,000 126,767
California State Public Works Board ,
Revenue, 2012 D, Pre-Refunded, 5%, 9/01/25 ............................ 2,920,000 3,013,601

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State Public Works Board, (continued)
Revenue, 2012 D, Pre-Refunded, 5%, 9/01/26 ............................ $ 4,650,000 $ 4,799,055
State of California Department of Corrections & Rehabilitation, Revenue, 2014 A, 5%,
9/01/26 ........................................................ 16,835,000 18,833,375
California State University ,
Revenue, 2012 A, Pre-Refunded, 5%, 11/01/26 ........................... 11,000,000 11,440,715
Revenue, 2016 A, Refunding, 5%, 11/01/29 .............................. 16,000,000 18,976,560
Revenue, 2016 A, Refunding, 5%, 11/01/30 .............................. 5,000,000 5,920,771
California Statewide Communities Development Authority ,
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/34 ........ 750,000 955,737
Revenue, 2019 A, Refunding, California Mortgage Insured, 5%, 11/15/37 ........ 735,000 932,286
Aldersly Obligated Group, Revenue, 2015 A, Refunding, 4.5%, 5/15/25 ......... 805,000 856,604
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5%, 11/15/28 ................................................... 1,000,000 1,084,262
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/23 .................................................... 400,000 423,166
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/24 .................................................... 400,000 439,832
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/25 .................................................... 615,000 700,338
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/26 .................................................... 400,000 469,861
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/27 .................................................... 670,000 808,489
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/28 .................................................... 425,000 524,117
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/29 .................................................... 725,000 911,219
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/30 .................................................... 450,000 577,036
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/31 .................................................... 450,000 588,121
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/32 .................................................... 1,470,000 1,915,403
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/33 .................................................... 1,520,000 1,972,111
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/34 .................................................... 1,565,000 2,026,850
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 10,721,552
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/26 ....................................... 1,000,000 1,120,924
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/28 ....................................... 1,250,000 1,401,155
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5%,
11/15/28 ....................................................... 500,000 542,131
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/24 .... 2,000,000 2,060,242
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/25 .... 4,715,000 4,857,020
Sutter Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 8/15/27 .... 7,005,000 7,215,997
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,735,036
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,141,460
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ 1,000,000 1,291,926

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Castaic Lake Water Agency , Santa Clarita Valley Water Agency , COP , 1999 A , AMBAC
Insured , Zero Cpn., 8/01/22 .......................................... $ 10,445,000 $ 10,426,965
Chabot-Las Positas Community College District , GO , 2013 , Pre-Refunded , 5% , 8/01/24
6,715,000 7,214,599
Chino Valley Unified School District ,
GO, 2020 B, 5%, 8/01/35 ............................................ 100,000 130,595
GO, 2020 B, 5%, 8/01/36 ............................................ 125,000 162,933
GO, 2020 B, 5%, 8/01/37 ............................................ 250,000 325,169
GO, 2020 B, 5%, 8/01/38 ............................................ 350,000 454,466
GO, 2020 B, 5%, 8/01/39 ............................................ 400,000 518,410
City of Chula Vista ,
Community Facilities District No. 06-I Improvement Area No. 2, Special Tax, 2021,
4%, 9/01/46 .................................................... 855,000 957,689
Community Facilities District No. 06-I Improvement Area No. 2, Special Tax, 2021,
4%, 9/01/51 .................................................... 1,045,000 1,168,682
City of Clovis ,
Sewer, Revenue, 2013, Refunding, BAM Insured, 5%, 8/01/28 ................ 1,200,000 1,284,741
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/26 ................ 2,620,000 2,757,808
Water, Revenue, 2013, Refunding, BAM Insured, 5%, 3/01/27 ................ 1,000,000 1,052,479
City of Corona , Community Facilities District No. 2018-1 Improvement Area No. 1 ,
Special Tax , 2020 , 4% , 9/01/40 ....................................... 350,000 396,307
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... 250,000 285,928
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... 550,000 625,993
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/40 ........... 625,000 708,778
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/41 ........... 400,000 458,335
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/46 ........... 650,000 739,424
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/40 ........... 550,000 625,002
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,163,011
City of Lake Elsinore ,
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/42 475,000 540,028
Community Facilities District No. 2006-1 Summerly, Special Tax, 2021, 4%, 9/01/51 425,000 479,471
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/41 ........ 350,000 397,737
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/46 ........ 450,000 507,394
Community Facilities District No. 2019-1, Special Tax, 2021, 4%, 9/01/51 ........ 700,000 788,321
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/33 195,000 222,987
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/35 215,000 245,269
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/37 250,000 284,403
City of Long Beach ,
Harbor, Revenue, 2019 A, 5%, 5/15/37 .................................. 2,475,000 3,138,839
Harbor, Revenue, 2019 A, 5%, 5/15/38 .................................. 2,250,000 2,849,244
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,441,238
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,383,289
City of Los Angeles ,
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 5,715,000 7,178,833
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/34 ............. 5,430,000 6,792,266
Department of Airports, Revenue, 2019 D, 5%, 5/15/30 ..................... 2,000,000 2,498,520
Department of Airports, Revenue, 2019 D, 5%, 5/15/31 ..................... 2,685,000 3,342,084
Department of Airports, Revenue, 2019 D, 5%, 5/15/33 ..................... 2,670,000 3,319,064
Department of Airports, Revenue, 2019 D, 5%, 5/15/34 ..................... 1,415,000 1,758,539
Department of Airports, Revenue, 2019 F, 5%, 5/15/37 ...................... 1,285,000 1,598,904
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 7,500,000 9,318,287
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 3,205,000 4,162,866
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 3,892,710
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 9,519,725
Department of Airports, Revenue, 2021 B, Refunding, 5%, 5/15/31 ............. 920,000 1,232,994

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports, Revenue, 2021 B, Refunding, 5%, 5/15/32 ............. $ 920,000 $ 1,229,417
Wastewater System, Revenue, 2012 B, Refunding, 5%, 6/01/28 ............... 11,700,000 11,927,991
Wastewater System, Revenue, 2013 A, Refunding, 5%, 6/01/27 ............... 9,145,000 9,758,960
City of Moreno Valley ,
Community Facilities District No. 5, Special Tax, 2021, Refunding, 4%, 9/01/31 .... 250,000 283,726
Community Facilities District No. 5, Special Tax, 2021, Refunding, 4%, 9/01/37 .... 750,000 842,842
City of Newport Beach ,
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2%, 9/02/34 . 235,000 232,382
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/35 ........................................................ 240,000 238,697
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/36 ........................................................ 245,000 244,357
City of Ontario ,
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/45 ........... 300,000 341,197
Community Facilities District No. 46, Special Tax, 2021, 4%, 9/01/51 ........... 500,000 566,420
City of Palm Desert ,
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/30 ........................................................ 195,000 225,304
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/33 ........................................................ 220,000 252,119
Community Facilities District No. 2005-1, Special Tax, 2021 A, Refunding, 4%,
9/01/36 ........................................................ 250,000 285,287
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 2%, 9/02/22 ............................................ 235,000 236,905
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/26 ............................................ 670,000 742,580
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/31 ............................................ 800,000 916,034
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/37 ............................................ 1,200,000 1,360,589
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/28 ............................ 1,000,000 1,030,038
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/29 ............................ 1,280,000 1,317,769
City of Porterville ,
Water, COP, 2021, AGMC Insured, 4%, 8/15/35 ........................... 230,000 277,118
Water, COP, 2021, AGMC Insured, 4%, 8/15/36 ........................... 200,000 240,333
Water, COP, 2021, AGMC Insured, 4%, 8/15/37 ........................... 175,000 209,830
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/28 ......................... 3,870,000 4,459,273
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/29 ......................... 4,670,000 5,375,718
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 705,556
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,388,562
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,760,384
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,178,844
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 2,025,561
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,792,011
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,410,304
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/36 .................... 2,220,000 2,671,085

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of San Francisco , Public Utilities Commission Water , Revenue , 2015 A , Refunding ,
5% , 11/01/28 ..................................................... $ 5,000,000 $ 5,738,383
City of Santa Rosa , Wastewater , Revenue , 2020 A , 5% , 9/01/33 ................
4,260,000 5,585,692
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 4/01/26 ........................... 1,265,000 1,481,892
Electric System, Revenue, 2021 A, 5%, 10/01/26 .......................... 2,000,000 2,375,850
Electric System, Revenue, 2021 A, 5%, 4/01/27 ........................... 1,750,000 2,106,754
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/23 .................. 580,000 610,237
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/24 .................. 700,000 763,076
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/25 .................. 500,000 562,530
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/26 .................. 605,000 698,642
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/30 .................. 1,105,000 1,372,680
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,727,636
Compton Community Redevelopment Agency , Tax Allocation, Second Lien , 2010 A ,
5% , 8/01/25 ...................................................... 6,760,000 6,781,499
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 3,832,218
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 5,435,574
Corona-Norco Unified School District Public Financing Authority ,
Special Tax, Senior Lien, 2013 A, Pre-Refunded, 5%, 9/01/24 ................. 1,565,000 1,687,794
Special Tax, Senior Lien, 2013 A, Pre-Refunded, 5%, 9/01/25 ................. 1,000,000 1,078,462
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,179,692
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,359,611
County of San Diego ,
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/26 ...... 105,000 118,284
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/27 ...... 435,000 497,027
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/28 ...... 495,000 564,727
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/29 ...... 75,000 85,204
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/30 ...... 200,000 226,389
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/31 ...... 220,000 248,253
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/33 ...... 345,000 388,547
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/34 ...... 100,000 112,496
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/35 ...... 420,000 471,865
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/37 ...... 765,000 857,832
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/38 ...... 375,000 420,085
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/39 ...... 920,000 1,029,017
Community Facilities District No. 2008-01, Special Tax, 2020 A, 4%, 9/01/40 ...... 590,000 659,858
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 9,982,724
Oceanaire Apartments, Revenue, 144A, 2021 A-1, 3.2%, 9/01/46 .............. 7,500,000 7,386,380
Cupertino Union School District ,
GO, B, Pre-Refunded, 5%, 8/01/26 ..................................... 1,285,000 1,439,672
GO, B, Pre-Refunded, 5%, 8/01/27 ..................................... 1,500,000 1,680,552
GO, B, Pre-Refunded, 5%, 8/01/28 ..................................... 1,000,000 1,120,368
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/22 ................................ 1,435,000 1,458,483
Revenue, 2015, Refunding, 5%, 10/01/23 ................................ 1,510,000 1,564,455
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 2,026,548
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,177,989
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,832,721
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/25 ............... 2,845,000 3,286,159
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/26 ............... 3,650,000 4,366,718
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,849,822

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
East Bay Municipal Utility District, (continued)
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/29 ............... $ 1,000,000 $ 1,298,699
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/29 ................... 5,000,000 5,764,285
El Dorado Irrigation District ,
COP, 2020 A, 5%, 3/01/34 ........................................... 375,000 486,231
COP, 2020 A, 5%, 3/01/37 ........................................... 325,000 418,795
COP, 2020 A, 5%, 3/01/38 ........................................... 750,000 964,879
COP, 2020 A, 5%, 3/01/39 ........................................... 720,000 924,610
Revenue, 2016 C, Pre-Refunded, 5%, 3/01/31 ............................ 2,500,000 2,966,463
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,310,071
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 24,335,071 25,600,662
Folsom Public Financing Authority ,
Community Facilities District No. 7, Special Tax, 2011 A, Refunding, AGMC Insured,
5%, 9/01/23 .................................................... 1,005,000 1,012,217
Community Facilities District No. 7, Special Tax, 2011 A, Refunding, AGMC Insured,
5%, 9/01/24 .................................................... 1,055,000 1,062,674
Fontana Public Facilities Financing Authority ,
Special Tax, 2021 A, Refunding, 4%, 9/01/22 ............................. 300,000 307,179
Special Tax, 2021 A, Refunding, 4%, 9/01/23 ............................. 450,000 475,950
Special Tax, 2021 A, Refunding, 4%, 9/01/24 ............................. 1,225,000 1,332,950
Special Tax, 2021 A, Refunding, 4%, 9/01/26 ............................. 950,000 1,083,154
Special Tax, 2021 A, Refunding, 4%, 9/01/28 ............................. 1,100,000 1,294,722
Special Tax, 2021 A, Refunding, 4%, 9/01/30 ............................. 740,000 881,813
Special Tax, 2021 A, Refunding, 4%, 9/01/31 ............................. 165,000 195,773
Special Tax, 2021 A, Refunding, 4%, 9/01/33 ............................. 180,000 211,731
Special Tax, 2021 A, Refunding, 4%, 9/01/34 ............................. 185,000 217,273
Special Tax, 2021 A, Refunding, 4%, 9/01/35 ............................. 190,000 222,741
Special Tax, 2021 B, Refunding, BAM Insured, 4%, 9/01/34 .................. 255,000 295,076
Special Tax, 2021 B, Refunding, BAM Insured, 4%, 9/01/43 .................. 500,000 573,379
Foothill-De Anza Community College District ,
GO, 2015, Refunding, 5%, 8/01/27 ..................................... 1,250,000 1,449,476
GO, 2015, Refunding, 5%, 8/01/28 ..................................... 2,500,000 2,892,199
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/25 .......................... 2,500,000 2,573,164
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/26 .......................... 3,760,000 4,035,493
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/27 .......................... 6,395,000 7,137,273
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/29 .............. 19,895,000 22,699,548
Revenue, 2015 A, Refunding, AGMC Insured, Zero Cpn., 1/15/34 .............. 3,000,000 2,357,730
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/26 ..................... 305,000 352,811
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/27 ..................... 350,000 415,659
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/28 ..................... 320,000 388,270
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/29 ..................... 360,000 445,617
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/30 ..................... 400,000 503,090
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/31 ..................... 470,000 602,889
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/32 ..................... 300,000 358,252
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/33 ..................... 445,000 529,907
Fullerton School District Financing Authority ,
Special Tax, Senior Lien, 2013 A, Refunding, AGMC Insured, 5%, 9/01/27 ....... 1,000,000 1,076,585
Special Tax, Senior Lien, 2013 A, Refunding, AGMC Insured, 5%, 9/01/28 ....... 1,040,000 1,119,649
Golden State Tobacco Securitization Corp. ,
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/31 ........................... 1,000,000 1,261,301
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/32 ........................... 8,135,000 10,260,682
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/33 ........................... 10,000,000 12,613,008
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/35 ........................... 9,000,000 11,351,707
Imperial Community College District ,
GO, 2012, Refunding, AGMC Insured, 5%, 8/01/22 ......................... 1,170,000 1,201,767

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Imperial Community College District, (continued)
GO, 2012, Pre-Refunded, AGMC Insured, 5%, 8/01/23 ...................... $ 1,350,000 $ 1,387,690
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/37 ................... 3,885,000 4,953,028
Electric System, Revenue, 2019, Refunding, 5%, 11/01/38 ................... 4,075,000 5,190,848
Independent Cities Finance Authority ,
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/41 ............. 1,395,000 1,471,995
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/30 ............. 1,575,000 1,767,416
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,745,000 2,018,530
Special Tax, 2020 A, 4%, 9/01/28 ...................................... 1,135,000 1,334,330
Special Tax, 2020 A, 5%, 9/01/29 ...................................... 1,920,000 2,447,210
Special Tax, 2020 A, 5%, 9/01/30 ...................................... 1,910,000 2,487,622
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 755,000 977,250
Special Tax, 2020 A, 4%, 9/01/34 ...................................... 2,300,000 2,734,300
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,460,000 1,733,027
Special Tax, 2020 A, 4%, 9/01/36 ...................................... 1,320,000 1,565,105
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 1,355,000 1,603,066
Special Tax, 2020 A, 4%, 9/01/38 ...................................... 2,735,000 3,230,062
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,905,000 3,426,728
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 237,826
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 268,466
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 222,802
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 235,034
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 200,000 253,203
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 284,176
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 333,480
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 285,000 333,767
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 275,000 321,335
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 367,185
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 407,384
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/30 .......................... 2,750,000 2,952,986
Special Tax, 2013 A, AGMC Insured, 5%, 9/01/33 .......................... 5,000,000 5,365,608
Special Tax, 2014 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,112,990
Special Tax, 2014 A, Refunding, 5%, 9/01/28 ............................. 1,275,000 1,418,657
Special Tax, 2014 A, Refunding, 5%, 9/01/29 ............................. 530,000 589,446
Special Tax, 2015 A, Refunding, 5%, 9/01/26 ............................. 1,855,000 2,136,106
Special Tax, 2015 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,151,036
Special Tax, 2015 A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,179,360
Special Tax, 2015 A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,328,114
Special Tax, 2015 A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,736,647
Special Tax, 2015 A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,368,028
Special Tax, 2015 A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,879,538
Special Tax, 2015 A, Refunding, 5%, 9/01/33 ............................. 2,635,000 3,028,636
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/32 .................. 700,000 840,900
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/36 .................. 1,175,000 1,391,103
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,619,864
Lake Elsinore Unified School District , Community Facilities District , Special Tax , 2021 ,
4% , 9/01/45 ...................................................... 760,000 861,307
Lammersville Joint Unified School District , Community Facilities District No. 200 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,858,492
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5%, 9/01/27 ............................ 1,400,000 1,486,068
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/29 .......................... 810,000 860,493

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Community College District , GO , 2015 A , Pre-Refunded , 5% , 8/01/26 ..
$ 15,000,000 $ 16,784,917
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/26 ............................... 6,315,000 7,051,812
Revenue, 2014 A, Refunding, 5%, 7/01/27 ............................... 6,630,000 7,401,805
Revenue, 2017 A, 5%, 7/01/38 ........................................ 1,755,000 2,138,600
Revenue, Senior Lien, 2012 B, Refunding, 5%, 7/01/23 ..................... 5,000,000 5,118,815
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013 A, 5%, 7/01/25 ............................ 5,135,000 5,374,246
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 12,000,000 13,361,956
Power System, Revenue, 2014 D, 5%, 7/01/26 ............................ 2,600,000 2,899,910
Power System, Revenue, 2014 D, 5%, 7/01/28 ............................ 2,550,000 2,837,393
Power System, Revenue, 2016 B, 5%, 7/01/30 ............................ 3,000,000 3,521,704
Power System, Revenue, 2016 B, 5%, 7/01/31 ............................ 6,700,000 7,853,550
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/34 ................... 23,350,000 28,170,183
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/37 ................... 10,450,000 12,217,639
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/34 ................... 2,500,000 3,142,109
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/35 ................... 1,670,000 2,195,341
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/36 ................... 5,225,000 6,850,053
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/37 ................... 950,000 1,242,818
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/40 ................... 10,000,000 13,015,264
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/32 ................... 1,750,000 2,310,763
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/33 ................... 2,500,000 3,295,348
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/34 ................... 2,750,000 3,620,950
Los Angeles Unified School District ,
GO, 2011 A-1, Refunding, 5%, 7/01/23 .................................. 13,335,000 14,283,124
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... 5,000,000 5,743,618
GO, 2016 B, Refunding, 5%, 7/01/30 ................................... 30,000,000 35,663,784
GO, 2020 RYQ, 4%, 7/01/36 ......................................... 5,000,000 6,043,697
Manteca Unified School District ,
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/22 ........................................................ 1,000,000 1,031,987
Community Facilities District No. 1989-2, Special Tax, 2013 F, AGMC Insured, 5%,
9/01/26 ........................................................ 1,280,000 1,375,810
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
5,000,000 5,626,468
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/36 ........ 445,000 513,857
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/41 ........ 660,000 759,392
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/46 ........ 875,000 998,916
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/50 ........ 1,035,000 1,178,187
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/36 .................................................... 500,000 576,730
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/41 .................................................... 800,000 913,179
Menifee Union School District Public Financing Authority ,
Special Tax, 2016 A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,352,132
Special Tax, 2017 A, 5%, 9/01/25 ...................................... 1,405,000 1,585,803
Special Tax, 2017 A, 5%, 9/01/28 ...................................... 1,250,000 1,466,829
Special Tax, 2017 A, 5%, 9/01/30 ...................................... 1,550,000 1,812,516
Metropolitan Water District of Southern California ,
Revenue, 2014 E, Refunding, 5%, 7/01/23 ............................... 20,000,000 21,425,128
Revenue, 2014 E, Refunding, 5%, 7/01/24 ............................... 1,110,000 1,238,333
Revenue, 2016 A, Refunding, 5%, 7/01/28 ............................... 5,000,000 5,850,069
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 18,000,000 23,559,302
Revenue, 2021 A, 5%, 10/01/31 ....................................... 1,175,000 1,594,781
Revenue, 2021 A, 5%, 10/01/32 ....................................... 1,000,000 1,348,773
Revenue, 2021 A, 5%, 10/01/33 ....................................... 1,750,000 2,356,172
Revenue, 2021 A, 5%, 10/01/34 ....................................... 1,435,000 1,926,559

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Metropolitan Water District of Southern California, (continued)
Revenue, 2021 A, 5%, 10/01/35 ....................................... $ 1,100,000 $ 1,474,571
Revenue, 2021 A, 5%, 10/01/36 ....................................... 1,175,000 1,571,028
Miracosta Community College District ,
GO, B, 4%, 8/01/33 ................................................ 1,030,000 1,271,656
GO, B, 4%, 8/01/34 ................................................ 1,725,000 2,122,489
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn., 8/01/24 .................... 7,500,000 7,350,476
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 138,462
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 149,677
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 160,915
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/34 ........ 150,000 171,561
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/35 ........ 165,000 188,230
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/36 ....... 175,000 177,926
Community Facilities District No. 2016-1, Special Tax, 2020, 2.5%, 9/01/37 ....... 190,000 192,585
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 204,302
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/39 ..... 210,000 214,086
Community Facilities District No. 2016-1, Special Tax, 2020, 2.75%, 9/01/40 ...... 225,000 230,999
Mount Diablo Unified School District , GO , B-2 , Refunding , 5% , 7/01/27 ...........
3,200,000 3,276,433
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/28 ....
6,000,000 7,099,730
Mountain House Public Financing Authority ,
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/32 ....................................................... 400,000 485,783
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/33 ....................................................... 325,000 392,826
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/34 ....................................................... 300,000 361,001
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/35 ....................................................... 1,325,000 1,592,280
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/36 ....................................................... 310,000 371,373
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/37 ....................................................... 300,000 358,581
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/38 ....................................................... 300,000 357,391
Mountain House Community Services District, Revenue, 2020 A, BAM Insured, 4%,
12/01/39 ....................................................... 275,000 326,956
Murrieta Financing Authority ,
Special Tax, 2012, Refunding, 5%, 9/01/22 ............................... 1,495,000 1,537,467
Special Tax, 2012, Refunding, 5%, 9/01/24 ............................... 1,810,000 1,864,302
Special Tax, 2012, Refunding, 5%, 9/01/25 ............................... 1,000,000 1,029,464
New Haven Unified School District ,
GO, 2012, Refunding, AGMC Insured, Zero Cpn., 8/01/22 ................... 11,750,000 11,726,345
GO, 2012, Refunding, AGMC Insured, Zero Cpn., 8/01/23 ................... 3,200,000 3,172,281
Ontario International Airport Authority , Revenue , 2021 A , AGMC Insured , 4% , 5/15/51
6,000,000 7,048,240
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,851,411
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 2,950,439
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 3,042,501
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,732,986
Oxnard Financing Authority , Special Tax, Senior Lien , 2012 A , 5% , 9/02/26 ........
1,020,000 1,050,406
Port of Oakland ,
Revenue, 2021 H, Refunding, 5%, 5/01/29 ............................... 1,900,000 2,405,646
Revenue, 2021 H, Refunding, 5%, 11/01/29 .............................. 2,000,000 2,559,102
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 5%, 9/01/32 100,000 128,684

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Poway Unified School District, (continued)
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/34 $ 500,000 $ 598,423
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/36 715,000 852,845
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/38 835,000 991,308
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/40 965,000 1,141,547
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,832,989
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 1,988,660
Special Tax, 2017 A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,650,461
Special Tax, 2017 A, Refunding, 5%, 9/01/30 ............................. 2,245,000 2,675,379
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4B, Special Tax, 2021, 4%,
9/01/46 ........................................................ 385,000 429,922
City of Rancho Mirage Community Facilities District No. 4B, Special Tax, 2021, 4%,
9/01/51 ........................................................ 320,000 356,780
River Islands Public Financing Authority ,
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/35 ... 625,000 741,878
Lathrop Irrigation District Electric, Revenue, 2020, AGMC Insured, 4%, 9/01/40 ... 1,665,000 1,957,896
Riverside Community College District , GO , 2014 A , Pre-Refunded , 5% , 8/01/27 .....
3,550,000 3,977,305
Riverside County Transportation Commission ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/25 .......................... 3,500,000 3,748,821
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/27 .......................... 4,000,000 4,284,366
Revenue, 2017 B, Refunding, 5%, 6/01/38 ............................... 7,805,000 9,640,030
Riverside Unified School District ,
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/45 ........... 375,000 419,102
Community Facilities District No. 33, Special Tax, 2021, 4%, 9/01/50 ........... 600,000 669,716
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,234,312
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,136,288
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,217,991
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,404,806
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,605,867
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,809,552
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 3,025,835
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,336,636
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/41 .................................................... 430,000 493,002
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/46 .................................................... 650,000 738,987
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/50 .................................................... 570,000 646,560
Sacramento County Sanitation Districts Financing Authority , Revenue , 2014 A ,
Refunding , 5% , 12/01/29 ............................................ 2,000,000 2,212,146
Sacramento Municipal Utility District , Revenue , 2020 H , 5% , 8/15/36 .............
7,465,000 9,839,940
San Bernardino County Transportation Authority ,
Revenue, 2014 A, 5%, 3/01/30 ........................................ 2,685,000 2,944,752
Revenue, 2014 A, 5%, 3/01/31 ........................................ 5,090,000 5,580,103
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/34 ............................... 3,600,000 4,546,239
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 3,750,000 4,728,798
Revenue, 2019 A, Refunding, 5%, 7/01/36 ............................... 5,000,000 6,293,833
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 5,500,000 6,888,068
San Diego County Regional Transportation Commission ,
Revenue, 2021 B, Refunding, 5%, 4/01/45 ............................... 4,500,000 5,844,141

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego County Regional Transportation Commission, (continued)
Revenue, 2021 B, Refunding, 5%, 4/01/48 ............................... $ 6,000,000 $ 7,756,162
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/34 ................ 850,000 1,119,896
City of San Diego Water Utility, Revenue, 2020 A, 5%, 8/01/35 ................ 850,000 1,118,146
San Francisco Bay Area Rapid Transit District ,
GO, 2013 C, 5%, 8/01/27 ............................................ 2,640,000 2,832,938
GO, 2013 C, 5%, 8/01/28 ............................................ 3,500,000 3,754,638
GO, 2020 C-1, 4%, 8/01/33 .......................................... 2,250,000 2,737,129
GO, 2020 C-1, 4%, 8/01/34 .......................................... 4,000,000 4,851,188
GO, 2020 C-1, 3%, 8/01/50 .......................................... 1,000,000 1,067,964
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series, 2019 E, 5%, 5/01/37 ............................ 5,000,000 6,207,456
Revenue, Second Series, 2019 H, Refunding, 5%, 5/01/24 ................... 15,040,000 16,579,364
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/33 ................ 1,000,000 1,239,743
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/34 ................ 1,335,000 1,652,889
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,235,984
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,233,293
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ 10,275,000 10,310,061
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/30 ...................................... 1,080,000 1,201,236
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/34 ...................................... 1,110,000 1,232,852
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,405,963
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,000,000 18,346,476
Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%, 1/15/29 ................... 10,000,000 11,404,141
San Luis & Delta Mendota Water Authority , Revenue , 2013 A , Pre-Refunded , BAM
Insured , 5% , 3/01/29 ............................................... 1,000,000 1,054,760
San Mateo County Transit District ,
Revenue, 2015 A, Refunding, 5%, 6/01/28 ............................... 3,000,000 3,460,777
Revenue, 2015 A, Refunding, 5%, 6/01/29 ............................... 4,300,000 4,958,866
San Mateo Foster City Public Financing Authority ,
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/34 ..................... 1,000,000 1,291,265
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/38 ..................... 1,500,000 1,926,711
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,258,018
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,143,375
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,199,505
Sanger Public Financing Authority , Revenue , 2014 , Refunding , AGMC Insured , 5% ,
6/15/34 ......................................................... 7,000,000 7,853,283
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 5,164,996
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 259,178
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 113,329
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 816,355
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 669,668
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,176,153
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,399,214
Southern California Public Power Authority , Revenue , 2015 C , Refunding , 5% , 7/01/26
5,000,000 5,678,664
State of California ,
GO, Refunding, 5.25%, 9/01/22 ....................................... 16,330,000 16,874,772

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, Refunding, 5%, 10/01/22 ......................................... $ 15,785,000 $ 16,356,652
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,195,250
GO, Refunding, 5%, 10/01/29 ......................................... 7,500,000 9,748,352
GO, 5%, 10/01/29 ................................................. 16,500,000 21,446,373
GO, Refunding, 5%, 4/01/30 ......................................... 10,000,000 12,790,382
GO, Refunding, 5%, 11/01/31 ......................................... 15,000,000 19,957,515
GO, 2012, Refunding, 5%, 2/01/22 ..................................... 15,000,000 15,055,423
GO, 2014, 5%, 12/01/27 ............................................. 5,000,000 5,450,442
GO, 2014, 5%, 12/01/28 ............................................. 5,000,000 5,451,448
State of California Department of Water Resources ,
Revenue, AM, Pre-Refunded, 5%, 12/01/23 .............................. 10,000,000 10,675,773
Revenue, AM, Pre-Refunded, 5%, 12/01/24 .............................. 8,495,000 9,069,069
Revenue, AM, Pre-Refunded, 5%, 12/01/25 .............................. 5,000,000 5,337,887
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 39,616
Revenue, AS, 5%, 12/01/24 .......................................... 11,090,000 12,573,298
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 5,667
Revenue, AS, 5%, 12/01/25 .......................................... 6,125,000 6,948,046
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 45,000 50,935
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 22,455,000 25,486,402
Revenue, BA, Pre-Refunded, 5%, 12/01/35 .............................. 12,180,000 15,777,603
Revenue, BB, Refunding, 5%, 12/01/34 ................................. 5,000,000 6,686,649
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/37 ............................................ 1,000,000 1,193,130
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/39 ............................................ 1,150,000 1,364,477
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/35 ............................................ 1,500,000 1,900,520
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/37 ............................................ 1,000,000 1,259,876
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 500,000 628,593
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 646,304
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... 1,500,000 1,927,921
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,344,862
Tulare County Board of Education , COP , Pre-Refunded , BAM Insured , 5% , 5/01/28 ..
1,040,000 1,105,555
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/30 .................................................... 1,000,000 1,148,926
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/32 .................................................... 1,565,000 1,795,331
Twin Rivers Unified School District , GO , 2020 A , Refunding , AGMC Insured , 4% ,
8/01/35 ......................................................... 5,000,000 5,927,296
University of California ,
Revenue, 2014 AM, 5%, 5/15/27 ...................................... 3,000,000 3,323,152
Revenue, 2014 AM, 5%, 5/15/28 ...................................... 1,835,000 2,031,742
Revenue, 2016 K, 5%, 5/15/37 ........................................ 1,000,000 1,182,263
Revenue, 2020 BE, Refunding, 5%, 5/15/34 .............................. 7,000,000 9,167,780
Revenue, 2021 Q, Refunding, 4%, 5/15/41 ............................... 7,000,000 8,437,552
Vacaville Unified School District ,
GO, D, 4%, 8/01/35 ................................................ 250,000 297,442

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Vacaville Unified School District, (continued)
GO, D, 4%, 8/01/36 ................................................ $ 300,000 $ 356,379
GO, D, 4%, 8/01/37 ................................................ 300,000 355,759
GO, D, 4%, 8/01/38 ................................................ 545,000 645,405
GO, D, 4%, 8/01/39 ................................................ 750,000 886,812
GO, D, 4%, 8/01/40 ................................................ 735,000 867,954
Washington Township Health Care District ,
Revenue, 2020 A, Refunding, 5%, 7/01/22 ............................... 200,000 204,490
Revenue, 2020 A, Refunding, 5%, 7/01/23 ............................... 200,000 213,287
Revenue, 2020 A, Refunding, 5%, 7/01/24 ............................... 200,000 221,487
Revenue, 2020 A, Refunding, 5%, 7/01/25 ............................... 215,000 246,494
Revenue, 2020 A, Refunding, 5%, 7/01/26 ............................... 275,000 325,179
Revenue, 2020 A, Refunding, 5%, 7/01/27 ............................... 400,000 485,995
Revenue, 2020 A, Refunding, 5%, 7/01/28 ............................... 400,000 497,870
Revenue, 2020 A, Refunding, 5%, 7/01/29 ............................... 350,000 445,220
Revenue, 2020 A, Refunding, 5%, 7/01/30 ............................... 325,000 421,862
Revenue, 2020 A, Refunding, 5%, 7/01/31 ............................... 350,000 434,671
Revenue, 2020 A, Refunding, 3%, 7/01/32 ............................... 800,000 847,639
Revenue, 2020 A, Refunding, 4%, 7/01/33 ............................... 275,000 320,076
Revenue, 2020 A, Refunding, 3%, 7/01/34 ............................... 870,000 904,741
Revenue, 2020 A, Refunding, 4%, 7/01/35 ............................... 300,000 347,960
Revenue, 2020 A, Refunding, 3%, 7/01/36 ............................... 1,400,000 1,449,362
Revenue, 2020 A, Refunding, 3%, 7/01/37 ............................... 725,000 748,904
Revenue, 2020 A, Refunding, 3%, 7/01/38 ............................... 750,000 773,373
West Basin Municipal Water District ,
Revenue, 2016 A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,300,422
Revenue, 2016 A, Refunding, 5%, 8/01/33 ............................... 2,630,000 3,061,050
Western Municipal Water District Facilities Authority , Revenue , 2020 A , Refunding , 5% ,
10/01/38 ........................................................ 2,750,000 3,620,372
1,802,852,971
Wisconsin 0.6%
a
Public Finance Authority , Affordable Housing Preservation Corp. (The) , Revenue , 144A,
2021 , 5.25% , 12/01/22 .............................................. 12,200,000 12,188,771
U.S. Territories 0.8%
Guam 0.1%
Guam Power Authority , Revenue , 2012 A , Refunding , AGMC Insured , 5% , 10/01/22 .
2,000,000 2,065,562
Puerto Rico 0.7%
Puerto Rico Electric Power Authority ,
Revenue, UU, Refunding, AGMC Insured, 5%, 7/01/23 ...................... 5,000,000 5,089,449
d
Revenue, WW-RSA-1, 5.375%, 7/01/23 ................................. 5,000,000 5,018,750
Puerto Rico Highway & Transportation Authority , Revenue , 2007 N , Refunding , AGMC
Insured , 5.25% , 7/01/36 ............................................. 2,200,000 2,374,097
12,482,296
Total U.S. Territories .................................................................... 14,547,858
Total Municipal Bonds (Cost $1,723,355,692) ...................................
1,829,589,600
a a a a

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

See abbreviations on page 41 .
Short Term Investments 0.8%
a a
Principal
Amount
a
Value
Municipal Bonds 0.8%
California 0.8%
e
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 0.04% , 5/15/48 ..
$ 15,000,000 $ 15,000,000
Total Municipal Bonds (Cost $15,000,000) ......................................
15,000,000
Total Short Term Investments (Cost $15,000,000 ) ................................
15,000,000
a
Total Investments (Cost $1,738,355,692) 99.1% ..................................
$1,844,589,600
Other Assets, less Liabilities 0.9% .............................................
16,247,313
Net Assets 100.0% ...........................................................
$1,860,836,913
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $57,111,611, representing 3.1% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis. See Note 1(b) .
d
See Note
7
regarding defaulted securities.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,738,355,692
Value - Unaffiliated issuers .................................................................. $1,844,589,600
Cash .................................................................................... 1,473,239
Receivables:
Investment securities sold ................................................................... 13,855
Capital shares sold ........................................................................ 2,186,558
Interest ................................................................................. 19,884,842
Affiliates ................................................................................ 46,672
Total assets .......................................................................... 1,868,194,766
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,000,892
Capital shares redeemed ................................................................... 1,896,587
Management fees ......................................................................... 649,632
Distribution fees .......................................................................... 181,156
Transfer agent fees ........................................................................ 74,544
Trustees' fees and expenses ................................................................. 30,726
Distributions to shareholders ................................................................. 413,349
Accrued expenses and other liabilities ........................................................... 110,967
Total liabilities ......................................................................... 7,357,853
Net assets, at value ................................................................. $1,860,836,913
Net assets consist of:
Paid-in capital ............................................................................. $1,812,905,451
Total distributable earnings (losses) ............................................................. 47,931,462
Net assets, at value ................................................................. $1,860,836,913

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $405,855,817
Shares outstanding ........................................................................ 33,695,569
Net asset value per share
a
.................................................................. $12.04
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $12.32
Class A1:
Net assets, at value ....................................................................... $635,380,282
Shares outstanding ........................................................................ 52,783,837
Net asset value per share
a
.................................................................. $12.04
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $12.32
Class C:
Net assets, at value ....................................................................... $72,558,500
Shares outstanding ........................................................................ 6,002,988
Net asset value and maximum offering price per share
a
............................................. $12.09
Class R6:
Net assets, at value ....................................................................... $37,335,312
Shares outstanding ........................................................................ 3,093,280
Net asset value and maximum offering price per share ............................................. $12.07
Advisor Class:
Net assets, at value ....................................................................... $709,707,002
Shares outstanding ........................................................................ 58,798,003
Net asset value and maximum offering price per share ............................................. $12.07
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Trust
Financial Statements
Statement of Operations
for the six months ended December 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $25,374,518
Expenses:
Management fees (Note 3 a ) ................................................................... 4,360,625
Distribution fees: (Note 3c )
    Class A ................................................................................ 499,186
    Class A1 ............................................................................... 329,191
    Class C ................................................................................ 271,624
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 117,220
    Class A1 ............................................................................... 190,750
    Class C ................................................................................ 23,304
    Class R6 ............................................................................... 6,294
    Advisor Class ............................................................................ 210,809
Custodian fees (Note 4 ) ...................................................................... 5,406
Reports to shareholders fees .................................................................. 33,523
Registration and filing fees .................................................................... 14,367
Professional fees ........................................................................... 40,921
Trustees' fees and expenses .................................................................. 39,098
Other .................................................................................... 106,779
Total expenses ......................................................................... 6,249,097
Expense reductio ns (Note 4 ) ............................................................... (187)
Expenses waived/paid by affiliate s (Note 3f) .................................................... (682,368)
Net expenses ......................................................................... 5,566,542
Net investment income ................................................................ 19,807,976
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 56,572
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (18,022,353)
Net realized and unrealized gain (loss) ............................................................ (17,965,781)
Net increase (decrease) in net assets resulting from operations .......................................... $1,842,195

Franklin California Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin California Intermediate-Term Tax-
Free Income Fund
Six Months Ended
December 31, 2021
(unaudited)
Year Ended
June 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $19,807,976 $39,888,397
Net realized gain (loss) ................................................. 56,572 470,622
Net change in unrealized appreciation (depreciation) ........................... (18,022,353) 8,948,899
Net increase (decrease) in net assets resulting from operations ................ 1,842,195 49,307,918
Distributions to shareholders:
Class A ............................................................. (3,872,229) (6,221,285)
Class A1 ............................................................ (6,889,372) (15,382,894)
Class C ............................................................. (641,723) (1,906,154)
Class R6 ............................................................ (362,439) (531,610)
Advisor Class ........................................................ (7,936,021) (15,963,861)
Total distributions to shareholders .......................................... (19,701,784) (40,005,804)
Capital share transactions: (Note 2 )
Class A ............................................................. 44,508,666 138,106,073
Class A1 ............................................................ (26,571,204) (46,636,460)
Class C ............................................................. (28,298,314) (39,101,673)
Class R6 ............................................................ 9,561,333 8,971,142
Advisor Class ........................................................ (75,716) 76,113,619
Total capital share transactions ............................................ (875,235) 137,452,701
Net increase (decrease) in net assets ................................... (18,734,824) 146,754,815
Net assets:
Beginning of period ..................................................... 1,879,571,737 1,732,816,922
End of period .......................................................... $1,860,836,913 $1,879,571,737

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)
Franklin California Intermediate-Term Tax Free Trust

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin California Intermediate-Term Tax-
Free Income Fund (Fund), and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). The Fund
offers five classes of shares: Class A, Class A1, Class C,
Class R6, and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
December 31, 2021
Year Ended
June 30, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 6,419,407 $77,889,664 17,597,753 $214,024,496
Shares issued in reinvestment of distributions .......... 285,986 3,456,955 445,005 5,405,559
Shares redeemed ............................... (3,050,310) (36,837,953) (6,712,246) (81,323,982)
Net increase (decrease) .......................... 3,655,083 $44,508,666 11,330,512 $138,106,073
Class A1 Shares:
Shares sold ................................... 964,803 $11,662,559 2,557,570 $31,068,612
Shares issued in reinvestment of distributions .......... 499,191 6,031,698 1,095,106 13,294,362
Shares redeemed ............................... (3,663,851) (44,265,461) (7,490,848) (90,999,434)
Net increase (decrease) .......................... (2,199,857) $(26,571,204) (3,838,172) $(46,636,460)
Class C Shares:
Shares sold ................................... 188,283 $2,291,628 923,096 $11,264,453
Shares issued in reinvestment of distributions .......... 49,623 602,421 142,859 1,741,508
Shares redeemed
a
.............................. (2,559,076) (31,192,363) (4,267,339) (52,107,634)
Net increase (decrease) .......................... (2,321,170) $(28,298,314) (3,201,384) $(39,101,673)
Class R6 Shares:
Shares sold ................................... 1,011,251 $12,262,722 1,125,710 $13,716,722
Shares issued in reinvestment of distributions .......... 27,195 329,270 40,923 498,112
Shares redeemed ............................... (249,960) (3,030,659) (430,684) (5,243,692)
Net increase (decrease) .......................... 788,486 $9,561,333 735,949 $8,971,142
Advisor Class Shares:
Shares sold ................................... 6,466,743 $78,472,923 18,183,036 $221,476,108
Shares issued in reinvestment of distributions .......... 497,014 6,019,918 986,739 12,010,848
Shares redeemed ............................... (6,980,679) (84,568,557) (12,931,158) (157,373,337)
Net increase (decrease) .......................... (16,922) $(75,716) 6,238,617 $76,113,619
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin Distributors, LLC (Distributors) Principal underwriter

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin California Intermediate-Term Tax Free Trust
(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended December 31, 2021, the annualized gross effective investment management fee rate was 0.460% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Reimbursement Plans:
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.10%
Compensation Plans:
Class C .................................................................................. 0.65%
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin California Intermediate-Term Tax Free Trust
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
 For the period ended December 31, 2021, the Fund paid transfer agent fees of $548,377, of which $244,294 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and acquired fund fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.49%, based on the average net assets of each class until October 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until October 31, 2022.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended December 31, 2021, these purchase and sale transactions aggregated $0 and $33,285,000 respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $2,604
CDSC retained .............................................................................. $90,182
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2021, the capital loss carryforwards were as follows:
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2021, aggregated
$153,688,586 and $116,165,246 respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At December
31, 2021, the value of this security was $5,018,750, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its California and U.S. territories.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $35,427,250
Long term ................................................................................ 23,596,854
Total capital loss carryforwards ............................................................... $59,024,104
Cost of investments .......................................................................... $1,738,171,621
Unrealized appreciation ........................................................................ $108,167,654
Unrealized depreciation ........................................................................ (1,749,675)
Net unrealized appreciation (depreciation) .......................................................... $106,417,979

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Franklin California Intermediate-Term Tax Free Trust
(continued)
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended December 31, 2021, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2021, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statement s and determined that no events have occurred that require disclosure , other than those already disclosed in the financial statements.

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California Intermediate-Term Tax Free Trust
(continued)
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SIFMA
Securities Industry and Financial Markets
Association

Franklin California Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

CAT S 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin California Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee

of Listed Registrants.             N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CALIFORNIA TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date February 28, 2022